Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2016
Prospectus

The following information replaces similar information for Fidelity® New Jersey AMT Tax-Free Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Fidelity® New Jersey Municipal Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

NJN-16-01 1.475763.139	April 14, 2016

Supplement to the
Fidelity's New Jersey Municipal Funds
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

NJNB-16-01 1.475765.132	April 14, 2016

Supplement to the
Fidelity's Connecticut Municipal Funds
January 29, 2016
Prospectus

The following information replaces similar information for Fidelity® Connecticut Municipal Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

CTF-CTM-16-01 1.475744.134	April 14, 2016

Supplement to the
Fidelity® Connecticut Municipal Income Fund and Fidelity® Connecticut Municipal Money Market Fund
January 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

CTF-CTMB-16-01 1.475746.128	April 14, 2016